Plant and Equipment - Schedule of plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 87,228
Impairment	0	$ (70,410)
Ending balance	95,356	87,228
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	256,378	325,003
Disposals	(5,584)	(9,587)
Additions	69,735	65,649
Atlantic acquisition	2,119
Impairment		(119,033)
Foreign exchange on translation	(456)	(5,654)
Ending balance	322,192	256,378
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(169,150)	(147,460)
Disposals	(4,784)	(6,250)
Depreciation	63,532	78,952
Impairment		(48,623)
Foreign exchange on translation	(1,062)	(2,389)
Ending balance	(226,836)	(169,150)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,951
Ending balance	71,209	62,951
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	229,187	306,802
Disposals	(5,584)	(9,587)
Additions	69,360	55,353
Atlantic acquisition	446
Impairment		(119,033)
Foreign exchange on translation	(416)	(4,348)
Ending balance	292,993	229,187
Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(166,236)	(146,670)
Disposals	(4,784)	(6,250)
Depreciation	61,302	76,739
Impairment		(48,623)
Foreign exchange on translation	(970)	(2,300)
Ending balance	(221,784)	(166,236)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	663
Ending balance	749	663
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	663	663
Disposals	0	0
Additions	0	0
Atlantic acquisition	86
Impairment		0
Foreign exchange on translation	0	0
Ending balance	749	663
Land [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Disposals	0	0
Depreciation	0	0
Impairment		0
Foreign exchange on translation	0	0
Ending balance	0	0
Buildings and Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,613
Ending balance	23,398	23,613
Buildings and Leasehold [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,528	17,538
Disposals	0	0
Additions	375	10,296
Atlantic acquisition	1,587
Impairment		0
Foreign exchange on translation	(40)	(1,306)
Ending balance	28,450	26,528
Buildings and Leasehold [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,914)	(790)
Disposals	0	0
Depreciation	2,230	2,213
Impairment		0
Foreign exchange on translation	(92)	(89)
Ending balance	$ (5,052)	$ (2,914)